Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	$ 393,072	¥ 2,436,655	¥ 1,882,901
Trading securities	1,243	7,708
Accounts receivable, less allowance for doubtful accounts (March 31, 2014: RMB20,322; March 31, 2015: RMB28,624 (US$4,618))	19,480	120,762	95,273
Inventories	3,840	23,803	31,583
Prepaid expenses and other receivables	3,147	19,508	37,010
Debt issuance costs	579	3,592	3,616
Deferred tax assets	1,657	10,270	7,664
Total current assets	423,018	2,622,298	2,058,047
Property, plant and equipment, net	97,301	603,167	626,632
Non-current deposits	33,434	207,258	208,894
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2014: RMB42,703; March 31, 2015: RMB55,211 (US$8,906))	31,334	194,238	225,496
Inventories	9,392	58,224	48,385
Intangible assets, net	18,701	115,928	120,549
Available-for-sale equity securities	19,748	122,416	144,247
Other investment	30,510	189,129	189,129
Debt issuance costs	679	4,210	7,854
Deferred tax assets	422	2,618	1,789
Total assets	664,539	4,119,486	3,631,022
Current liabilities
Bank loan	9,679	60,000	60,000
Accounts payable	2,044	12,673	10,422
Accrued expenses and other payables	14,097	87,381	102,559
Deferred revenue	35,512	220,140	196,432
Amounts due to related parties	3,355	20,802	21,453
Income tax payable	1,626	10,081	2,571
Deferred tax liabilities	1,468	9,100	3,900
Total current liabilities	67,781	420,177	397,337
Convertible notes	131,610	815,851	777,753
Non-current deferred revenue	177,351	1,099,399	823,921
Other non-current liabilities	34,777	215,585	164,077
Deferred tax liabilities	4,075	25,261	27,938
Total liabilities	415,594	2,576,273	2,191,026
Shareholders' equity of China Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and 73,003,248 shares outstanding as of March 31, 2014 and 2015, respectively	8	50	50
Additional paid-in capital	131,420	814,678	798,221
Treasury stock, at cost (March 31, 2014 and 2015: 136,899 shares, respectively)	(454)	(2,815)	(2,815)
Accumulated other comprehensive income	10,200	63,230	84,263
Retained earnings	106,891	662,615	555,323
Total equity attributable to China Cord Blood Corporation	248,065	1,537,758	1,435,042
Non-controlling interests	880	5,455	4,954
Total equity	$ 248,945	¥ 1,543,213	¥ 1,439,996
Commitments and contingencies
Total liabilities and equity	$ 664,539	¥ 4,119,486	¥ 3,631,022